Regulatory Assets and Liabilities	6 Months Ended
Jun. 30, 2024
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	REGULATORY ASSETS AND LIABILITIES
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the 2023 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2024	2023
Regulatory assets
Deferred income taxes	2,141	2,058
Deferred energy management costs	532	521
Rate stabilization and related accounts	492	521
Employee future benefits	257	254
Derivatives	182	197
Deferred lease costs	139	137
Deferred restoration costs	134	115
Manufactured gas plant site remediation deferral	78	81
Generation early retirement costs	72	64
Other regulatory assets	515	436
Total regulatory assets	4,542	4,384
Less: Current portion	(780)	(866)
Long-term regulatory assets	3,762	3,518

Regulatory liabilities
Future cost of removal	1,631	1,547
Deferred income taxes	1,291	1,280
Employee future benefits	292	294
Rate stabilization and related accounts	291	292
Renewable energy surcharge	129	129
Alberta Electric System Operator charges deferral	115	121
Energy efficiency liability	88	78
Other regulatory liabilities	236	217
Total regulatory liabilities	4,073	3,958
Less: Current portion	(607)	(577)
Long-term regulatory liabilities	3,466	3,381